Revenue from Contracts with Customers - Summary of Contract Balances (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Jan. 01, 2017 CNY (¥)
Disclosure of contract assets liabilities [abstract]
Trade receivables (Note 20)	$ 60,985	¥ 408,000	¥ 212,104	¥ 241,168
Contract assets (Note 20)	6,642	44,434
Contract liabilities (Note 28)	50,894	340,489	233,329	213,286
Refund liabilities (Note 26)	$ 113,828	¥ 761,521	¥ 717,955	¥ 755,092